SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
SHARE BASED COMPENSATION.
SHARE BASED COMPENSATION

11. SHARE BASED COMPENSATION

In December 2014, The Company’s shareholders adopted the 2014 share incentive plan. The Company’s shareholders have authorized the issuance of up to 21,000,000 ordinary shares underlying all options (including incentive share options, or ISOs), restricted shares and restricted share units (“RSUs”) granted to a participant under the plan, or the awards.

In April 2018, The Company’s shareholders adopted the 2018 share incentive plan. The Company’s shareholders have authorized the issuance of up to 38,600,000 ordinary shares underlying all options (including incentive share options, or ISOs), restricted shares and RSUs granted to a participant under the plan, or the awards.

In September 2022, the Company's shareholders adopted the 2022 share incentive plan. The Company's shareholders have authorized the issuance of up to 37,253,465 ordinary shares underlying all restricted shares and RSUs granted to a participant under the plan, or the awards.

The Company granted share options to certain officers, directors and employees in 2015, and didn’t grant any during the years ended December 31, 2020, 2021 and 2022.

The Company utilized the Binomial option pricing model to evaluate the fair value of the stock options with reference to the closing price of the Company on the measurement dates.

A summary of the aggregate option activity and information regarding options outstanding as of December 31, 2022 is as follows:

		Weighted	Weighted	Weighted
		Average	Average	Average	Aggregate
	Number of	Exercise	Remaining	Grant Date	Intrinsic
	Options	Price	Contract Life	Fair Value	Value
Options outstanding on January 1, 2022	1,775,417	0.59	2.74	0.73	13,261
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Expired	—	—	—	—	—
Exercised	(1,672,350)	0.59	—	0.74	19,410
Options outstanding on December 31, 2022	103,067	0.59	2.08	0.58	735
Options exercisable on December 31, 2022	103,067	0.59	2.08	0.58	735

Note: All the Company’s options have been vested as of December 31, 2022.

The share-based compensation expense related to stock options were nil for the years ended December 31, 2020, 2021 and 2022, respectively. The total intrinsic value of options exercised during the years ended December 31, 2020, 2021, and 2022, was $44.1 million, $0.7 million, and $19.4 million, respectively.

The Company granted non-vested RSUs to certain directors, executive officers and employees in 2017, 2018 and 2022. The Company recorded compensation expenses based on the fair value of RSUs on the grant dates over the requisite service period of award using the straight-line vesting attribution method.

On February 3, 2017, the Company granted restricted share units (“RSUs”) to acquire 12,653,992 ordinary shares to certain directors, executive officers and employees pursuant to the Daqo New Energy Corp. 2014 Share Incentive Plan. The RSUs will be vested quarterly in each of the next four years starting from May 6, 2017.

On June 6, 2018, the Company granted RSUs to acquire 10,984,761 ordinary shares to chief executive officer pursuant to the Daqo New Energy Corp. 2018 Share Incentive Plan, where 1/6 of the RSUs will be vested on the grant date and the remaining 5/6 of the RSUs will be vested on each of the monthly anniversary from July 6, 2018 for thirty months. In addition, on June 6, 2018, the Company granted RSUs to acquire 25,275,880 ordinary shares to certain directors, executive officers other than the chief executive officer and employees pursuant to the Daqo New Energy Corp. 2018 Share Incentive Plan, where the RSUs will be vested monthly in each of the next five years starting from June 6, 2018.

On December 21, 2018, the Company granted RSUs to acquire 8,105,000 ordinary shares to certain directors, executive officers and employees pursuant to the Daqo New Energy Corp. 2014 and 2018 Share Incentive Plan. The RSUs will be vested monthly in each of the next five years starting from January 6, 2019.

On September 6, 2022, the Company granted RSUs to acquire 37,253,465 ordinary shares to certain directors, executive officers and employees pursuant to the Daqo New Energy Corp. 2022 Share Incentive Plan, where 1/2 of the total awarded RSUs will be vested on September 6, 2022, and 1/72 of the total awarded RSUs will be vested on the 6th day of each month on average in the three years commencing on September 6, 2022.

A summary of the non-vested RSU activity in 2022 is as follows:

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Non-vested RSUs on January 1, 2022	10,289,352	1.38
Granted	37,253,465	14.14
Vested	(26,770,640)	11.01
Forfeited	(14,000)	1.61
Non-vested RSUs on December 31, 2022	20,758,177	11.86

The share-based compensation expense related to RSUs of $17.9 million, $10.1 million and $294.8 were recognized by the Group for the years ended December 31, 2020, 2021 and 2022. The total fair value of RSUs vested during the years ended December 31, 2020, 2021, and 2022, was $17.9 million, $10.1 million, and $294.8 million, respectively.

As of December 31, 2022, there was $244.1 million in total unrecognized compensation cost related to non-vested RSUs, which is expected to be recognized over a weighted-average period of 2.70 years.

In September 2022, Xinjiang Daqo adopted its 2022 Restricted Stock Incentive Plan (2022 PRC Incentive Plan). Under the 2022 PRC Incentive Plan, Xinjiang Daqo may grant stock options of Xinjiang Daqo (2022 PRC stock options) to its directors, senior executives and other personnel deemed necessary by the board of directors of Xinjiang Daqo to purchase Xinjiang Daqo's common stock at the agreed price after meeting the vesting conditions. The total number of stock options granted is 23,660,000 shares, which will vest over four years starting from the first date of the 13rd month since the grant date at a rate of 40%, 30% and 30% upon the second, third and fourth anniversary of the grant date. The vesting is subject to both the operational performance of Xinjiang Daqo and the grantees personal performance. The Company concluded that the achievement of the performance targets over the next three vesting periods is probable at the initial grant date in September 2022.

The Company recorded stock-based compensation expense for 2022 PRC stock options based on the estimated fair value of those stock options on the date of the grant using the Black-Scholes option-pricing model.

A summary of the aggregate 2022 PRC stock options activity and information regarding those stock options outstanding as of December 31, 2022 is as follows:

		Weighted	Weighted	Weighted
		Average	Average	Average	Aggregate
	Number of	Exercise	Remaining	Grant Date	Intrinsic
	2022 PRC stock options	Price	Contract Life	Fair Value	Value
2022 PRC stock options outstanding on January 1, 2022	—	—	—	—	—
Granted	23,660,000	4.76	—	3.94	—
Forfeited	(100,000)	4.76	—	3.94	—
Expired	—	—	—	—	—
Exercised	—	—	—	—	—
2022 PRC stock options outstanding on December 31, 2022	23,560,000	4.76	2.59	3.94	50,143
2022 PRC stock options exercisable on December 31, 2022	23,560,000	4.76	2.59	3.94	50,143

The share-based compensation expense related to 2022 PRC stock options of nil, nil and $20.1 million were recognized by the Group for the years ended December 31, 2020, 2021 and 2022.

As of December 31, 2022, there was $75.6 million in total unrecognized compensation cost related to non-vested 2022 PRC stock options, which is expected to be recognized over a weighted-average period of 2.59 years.

The assumptions in the Black-Scholes option-pricing models used to determine the fair value of 2022 PRC stock options granted during the years ended December 31, 2022 were as follows:

Year Ended December 31, 2022
Expected term (months)	24, 36, and 48 months from the date of grant
Expected dividends	0.96%
Expected volatility	51.86%-54.00%
Risk-free interest rate	1.76%-2.18%
Fair value of common stock	$8.15
Weighted average exercise price	$4.76

The risk-free interest rate is based on the China Treasury Bond yield with a maturity equal to the expected term of the option in effect at the time of grant. The expected volatility was determined by using an average of historical volatilities of selected industry peers deemed to be comparable to the Company’s business corresponding to the expected term of the awards. An analysis of historical dividend yield was used to develop the estimate of expected dividend yield. The expected term is calculated based on the contractual term.